DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition and Costs of Sales and Vendor Allowances (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017	Feb. 29, 2020
Deferred Revenue Arrangement [Line Items]
Receivables, net	$ 586.2			$ 525.3
Contract liability	55.9			52.2
Reduction of inventory for Vendor Allowance	74.8			72.0
Advertising costs	405.6	$ 422.3	$ 497.5
Cooperative advertising allowances	91.9	$ 101.3	$ 81.1
Pharmacy
Deferred Revenue Arrangement [Line Items]
Receivables, net	$ 252.2			$ 218.5